UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 10-D
ASSET-BACKED ISSUER
DISTRIBUTION REPORT
PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934
For the semi-annual distribution period from
July 16, 2017 to January 15, 2018

Commission		Issuing Entity,	I.R.S. Employer	Central
File No.		Sponsor, Depositor	Identification No.	Key No.

333-187692-06		FIRSTENERGY OHIO PIRB SPECIAL PURPOSE TRUST 2013 (Exact name of issuing entity as specified in its charter)	46-6795854	0001578443
001-02323		THE CLEVELAND ELECTRIC ILLUMINATING COMPANY (Exact name of sponsor and depositor as specified in its charter)	34-0150020	0000020947
001-02578		OHIO EDISON COMPANY (Exact name of sponsor and depositor as specified in its charter)	34-0437786	0000073960
001-03583		THE TOLEDO EDISON COMPANY (Exact name of sponsor and depositor as specified in its charter)	34-4375005	0000352049
333-187692-03		CEI FUNDING LLC (Exact name of bond issuer as specified in its charter)	46-1367273	0001573334
333-187692-01		OE FUNDING LLC (Exact name of bond issuer as specified in its charter)	46-1367425	0001573352
333-187692-04		TE FUNDING LLC (Exact name of bond issuer as specified in its charter)	46-1367453	0001573279

		Ermal Fatusha
	Assistant Treasurer for each bond issuer, sponsor and depositor
		(330) 384-5252
	(Name and telephone number, including area code, of the person to contact in connection with this filing)
	Delaware (State or other jurisdiction of incorporation or organization of the issuing entity and the bond issuers)

	76 South Main Street Akron, OH (Address of principal executive offices of the issuing entity and the bond issuers)	44308 (zip code)
		(800) 736-3402
	(Issuing entity’s and bond issuers’ telephone number, including area code)

	Registered/reporting pursuant to (check one)			Name of exchange (If Section 12(b))
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)
2013 Pass-Through Trust Certificates, Tranche A-1			X
2013 Pass-Through Trust Certificates, Tranche A-2			X
2013 Pass-Through Trust Certificates, Tranche A-3			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes X No __

PART I - DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
The response to Item 1 is set forth in part herein and in part in Exhibits 99.1, 99.2, 99.3 and 99.4.
The record date for distributions (i.e., the interest and scheduled principal payments) described in Exhibit 99.1 is January 12, 2018.
Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.1 is included in the Prospectus Supplement relating to the 2013 Pass-Through Trust Certificates (the “2013 Trust Certificates”) issued by FirstEnergy Ohio PIRB Special Purpose Trust 2013 (the “Issuing Entity”), dated June 12, 2013, and related Prospectus, dated June 7, 2013, of CEI Funding LLC, OE Funding LLC, TE Funding LLC and the Issuing Entity filed with the Securities and Exchange Commission (“SEC”) pursuant to Rule 424(b)(2) of the Securities Act of 1933, as amended, on June 13, 2013.
As indicated in Exhibit 99.1, all required interest and scheduled principal payments on the 2013 Trust Certificates have been made with respect to the January 16, 2018 distribution date.

Item 1A. Asset-Level Information.
Omitted pursuant to General Instruction C of Form 10-D.

Item 1B. Asset Representations Reviewer and Investor Communications.
Omitted pursuant to General Instruction C of Form 10-D.
PART II - OTHER INFORMATION
Item 2. Legal Proceedings.
U.S. Bank National Association has provided the following information:
Since 2014 various plaintiffs or groups of plaintiffs, primarily investors, have filed claims against U.S. Bank National Association (“U.S. Bank”), in its capacity as trustee or successor trustee (as the case may be) under certain residential mortgage backed securities ("RMBS") trusts.  The plaintiffs or plaintiff groups have filed substantially similar complaints against other RMBS trustees, including Deutsche Bank, Citibank, HSBC, Bank of New York Mellon and Wells Fargo.  The complaints against U.S. Bank allege the trustee caused losses to investors as a result of alleged failures by the sponsors, mortgage loan sellers and servicers for these RMBS trusts and assert causes of action based upon the trustee's purported failure to enforce repurchase obligations of mortgage loan sellers for alleged breaches of representations and warranties concerning loan quality.  The complaints also assert that the trustee failed to notify securityholders of purported events of default allegedly caused by breaches of servicing standards by mortgage loan servicers and that the trustee purportedly failed to abide by a heightened standard of care following alleged events of default.
Currently U.S. Bank is a defendant in multiple actions alleging individual or class action claims against the trustee with respect to multiple trusts as described above with the most substantial case being:  BlackRock Balanced Capital Portfolio et al v. U.S. Bank National Association, No. 605204/2015 (N.Y. Sup. Ct.) (class action alleging claims with respect to approximately 770 trusts) and its companion case BlackRock Core Bond Portfolio et al v. U.S Bank National Association, No. 14-cv-9401 (S.D.N.Y.).  Some of the trusts implicated in the aforementioned Blackrock cases, as well as other trusts, are involved in actions brought by separate groups of plaintiffs related to no more than 100 trusts per case.

U.S. Bank cannot assure you as to the outcome of any of the litigation, or the possible impact of these litigations on the trustee or the RMBS trusts. However, U.S. Bank denies liability and believes that it has performed its obligations under the RMBS trusts in good faith, that its actions were not the cause of losses to investors and that it has meritorious defenses, and it intends to contest the plaintiffs’ claims vigorously.
Item 3. Sales of Securities and Use of Proceeds.
None.
Item 4. Defaults Upon Senior Securities.
Omitted pursuant to General Instruction C of Form 10-D.

Item 5. Submission of Matters to a Vote of Security Holders.
Omitted pursuant to General Instruction C of Form 10-D.
Item 6. Significant Obligors of Pool Assets.
Omitted pursuant to General Instruction C of Form 10-D.
Item 7. Change in Sponsor Interest in the Securities.
None.
Item 8. Significant Enhancement Provider Information.
Omitted pursuant to General Instruction C of Form 10-D.
Item 9. Other Information.
Omitted pursuant to General Instruction C of Form 10-D.
Item 10. Exhibits.

(a)	Documents filed as a part of this report (exhibits marked with an asterisk are filed herewith):

*99.1	Semi-annual Statement of FirstEnergy Ohio PIRB Special Purpose Trust 2013 pursuant to Section 4.03 of the Certificate Indenture dated January 12, 2018, relating to the 2013 Trust Certificates.
*99.2	Semi-annual Servicer's Certificate of The Cleveland Electric Illuminating Company dated January 12, 2018, relating to the bonds of CEI Funding LLC, which were issued June 20, 2013.
*99.3	Semi-annual Servicer's Certificate of Ohio Edison Company dated January 12, 2018, relating to the bonds of OE Funding LLC, which were issued June 20, 2013.
*99.4	Semi-annual Servicer's Certificate of The Toledo Edison Company dated January 12, 2018, relating to the bonds of TE Funding LLC, which were issued June 20, 2013.

(b)	Exhibits required by this Form and Item 601 of Regulation S-K (exhibits marked with an asterisk are filed herewith):

3.1
Amended and Restated Limited Liability Company Agreement of CEI Funding LLC, dated June 20, 2013 (incorporated by reference to Exhibit 3.1 included as an exhibit to the Issuing Entity's Current Report on Form 8-K (File No. 333-187692-06) filed with the SEC on June 25, 2013).

3.2
Amended and Restated Limited Liability Company Agreement of OE Funding LLC, dated June 20, 2013 (incorporated by reference to Exhibit 3.2 included as an exhibit to the Issuing Entity's Current Report on Form 8-K (File No. 333-187692-06) filed with the SEC on June 25, 2013).

3.3
Amended and Restated Limited Liability Company Agreement of TE Funding LLC, dated June 20, 2013 (incorporated by reference to Exhibit 3.3 included as an exhibit to the Issuing Entity's Current Report on Form 8-K (File No. 333-187692-06) filed with the SEC on June 25, 2013).

4.1
Certificate Indenture, dated as of June 20, 2013, between FirstEnergy Ohio PIRB Special Purpose Trust 2013, and U.S. Bank National Association (incorporated by reference to Exhibit 4.1 included as an exhibit to the Issuing Entity's Current Report on Form 8-K (File No. 333-187692-06) filed with the SEC on June 25, 2013).

4.2
Amended and Restated Declaration of Trust of FirstEnergy Ohio PIRB Special Purpose Trust 2013 among CEI Funding LLC, OE Funding LLC and TE Funding LLC, acting jointly as Settlors, and U.S. Bank Trust National Association, as Delaware Trustee and The Cleveland Electric Illuminating Company, Ohio Edison Company and The Toledo Edison Company, as Administrative Trustee, dated as of June 20, 2013 (incorporated by reference to Exhibit 4.2 included as an exhibit to the Issuing Entity's Current Report on Form 8-K (File No. 333-187692-06) filed with the SEC on June 25, 2013).

4.3
Bond Indenture, dated as of June 20, 2013, between CEI Funding LLC and U.S. Bank National Association (incorporated by reference to Exhibit 4.3 included as an exhibit to the Issuing Entity's Current Report on Form 8-K (File No. 333-187692-06) filed with the SEC on June 25, 2013).

4.4
Bond Indenture, dated as of June 20, 2013, between OE Funding LLC and U.S. Bank National Association (incorporated by reference to Exhibit 4.4 included as an exhibit to the Issuing Entity's Current Report on Form 8-K (File No. 333-187692-06) filed with the SEC on June 25, 2013).

4.5
Bond Indenture, dated as of June 20, 2013, between TE Funding LLC and U.S. Bank National Association (incorporated by reference to Exhibit 4.5 included as an exhibit to the Issuing Entity's Current Report on Form 8-K (File No. 333-187692-06) filed with the SEC on June 25, 2013).

4.6	Form of Pass-Through Trust Certificates (contained in Exhibit 4.1).

4.7	Form of CEI Funding LLC Bonds (contained in Exhibit 4.3).

4.8	Form of OE Funding LLC Bonds (contained in Exhibit 4.4).

4.9	Form of TE Funding LLC Bonds (contained in Exhibit 4.5).

10.1
Fee and Indemnity Agreement, dated as of June 20, 2013, among CEI Funding LLC, OE Funding LLC, TE Funding LLC, U.S. Bank National Association, U.S. Bank Trust National Association and FirstEnergy Ohio PIRB Special Purpose Trust 2013 (incorporated by reference to Exhibit 10.1 included as an exhibit to the Issuing Entity's Current Report on Form 8-K (File No. 333-187692-06) filed with the SEC on June 25, 2013).

10.2
Cross-Indemnity Agreement, dated as of June 20, 2013, among CEI Funding LLC, OE Funding LLC and TE Funding LLC (incorporated by reference to Exhibit 10.2 included as an exhibit to the Issuing Entity's Current Report on Form 8-K (File No. 333-187692-06) filed with the SEC on June 25, 2013).

10.3
Administration Agreement, dated as of June 20, 2013, between CEI Funding LLC and The Cleveland Electric Illuminating Company (incorporated by reference to Exhibit 10.3 included as an exhibit to the Issuing Entity's Current Report on Form 8-K (File No. 333-187692-06) filed with the SEC on June 25, 2013).

10.4
Administration Agreement, dated as of June 20, 2013, between OE Funding LLC and Ohio Edison Company (incorporated by reference to Exhibit 10.4 included as an exhibit to the Issuing Entity's Current Report on Form 8-K (File No. 333-187692-06) filed with the SEC on June 25, 2013).

10.5
Administration Agreement, dated as of June 20, 2013, between TE Funding LLC and The Toledo Edison Company (incorporated by reference to Exhibit 10.5 included as an exhibit to the Issuing Entity's Current Report on Form 8-K (File No. 333-187692-06) filed with the SEC on June 25, 2013).

10.6
Bond Purchase Agreement, dated as of June 20, 2013, between CEI Funding LLC and FirstEnergy Ohio PIRB Special Purpose Trust 2013 (incorporated by reference to Exhibit 10.6 included as an exhibit to the Issuing Entity's Current Report on Form 8-K (File No. 333-187692-06) filed with the SEC on June 25, 2013).

10.7
Bond Purchase Agreement, dated as of June 20, 2013, between OE Funding LLC and FirstEnergy Ohio PIRB Special Purpose Trust 2013 (incorporated by reference to Exhibit 10.7 included as an exhibit to the Issuing Entity's Current Report on Form 8-K (File No. 333-187692-06) filed with the SEC on June 25, 2013).

10.8
Bond Purchase Agreement, dated as of June 20, 2013, between TE Funding LLC and FirstEnergy Ohio PIRB Special Purpose Trust 2013 (incorporated by reference to Exhibit 10.8 included as an exhibit to the Issuing Entity's Current Report on Form 8-K (File No. 333-187692-06) filed with the SEC on June 25, 2013).

10.9
Phase-In-Recovery Property Purchase and Sale Agreement, dated as of June 20, 2013 between CEI Funding LLC and The Cleveland Electric Illuminating Company (incorporated by reference to Exhibit 10.9 included as an exhibit to the Issuing Entity's Current Report on Form 8-K (File No. 333-187692-06) filed with the SEC on June 25, 2013).

10.10
Phase-In-Recovery Property Purchase and Sale Agreement, dated as of June 20, 2013, between OE Funding LLC and Ohio Edison Company (incorporated by reference to Exhibit 10.10 included as an exhibit to the Issuing Entity's Current Report on Form 8-K (File No. 333-187692-06) filed with the SEC on June 25, 2013).

10.11
Phase-In-Recovery Property Purchase and Sale Agreement, dated as of June 20, 2013, between TE Funding LLC and The Toledo Edison Company (incorporated by reference to Exhibit 10.11 included as an exhibit to the Issuing Entity's Current Report on Form 8-K (File No. 333-187692-06) filed with the SEC on June 25, 2013).

10.12
Phase-In-Recovery Property Servicing Agreement, dated as of June 20, 2013, between CEI Funding LLC and The Cleveland Electric Illuminating Company (incorporated by reference to Exhibit 10.12 included as an exhibit to the Issuing Entity's Current Report on Form 8-K (File No. 333-187692-06) filed with the SEC on June 25, 2013).

10.13
Phase-In-Recovery Property Servicing Agreement, dated as of June 20, 2013, between OE Funding LLC and Ohio Edison Company (incorporated by reference to Exhibit 10.13 included as an exhibit to the Issuing Entity's Current Report on Form 8-K (File No. 333-187692-06) filed with the SEC on June 25, 2013).

10.14
Phase-In-Recovery Property Servicing Agreement, dated as of June 20, 2013, between TE Funding LLC and The Toledo Edison Company (incorporated by reference to Exhibit 10.14 included as an exhibit to the Issuing Entity's Current Report on Form 8-K (File No. 333-187692-06) filed with the SEC on June 25, 2013).

*99.1	Semi-annual Statement of FirstEnergy Ohio PIRB Special Purpose Trust 2013 pursuant to Section 4.03 of the Certificate Indenture dated January 12, 2018, relating to the 2013 Trust Certificates.

*99.2	Semi-annual Servicer's Certificate of The Cleveland Electric Illuminating Company dated January 12, 2018, relating to the bonds of CEI Funding LLC, which were issued June 20, 2013.

*99.3	Semi-annual Servicer's Certificate of Ohio Edison Company dated January 12, 2018, relating to the bonds of OE Funding LLC, which were issued June 20, 2013.

*99.4	Semi-annual Servicer's Certificate of The Toledo Edison Company dated January 12, 2018, relating to the bonds of TE Funding LLC, which were issued June 20, 2013.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

FIRSTENERGY OHIO PIRB SPECIAL PURPOSE TRUST 2013
(Issuing entity)

By: THE CLEVELAND ELECTRIC ILLUMINATING COMPANY, as Servicer
OHIO EDISON COMPANY, as Servicer
THE TOLEDO EDISON COMPANY, as Servicer

By: /s/ K. Jon Taylor
K. Jon Taylor Vice President, Controller and Chief Accounting Officer
Date: January 30, 2018